FINANCIAL INSTRUMENTS (Details 19) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Equity	$ 7,415,635	$ 7,369,415	$ 7,338,971	$ 7,116,893
Bank borrowings	1,274,260	947,022
Financial leasing	211,755	271,025
Bonds issued	4,707,944	4,831,743
Capitalization	$ 13,609,594	$ 13,419,205